SCHEDULE OF (LOSS) PROFIT BEFORE INCOME TAX (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Loss Profit Before Income Tax
Cost of revenue	$ 23,071,638	$ 35,423,411	$ 31,272,086
Depreciation expenses of:
- Property, plant and equipment	863,287	707,747	509,177
- Right-of-use assets	99,360	105,479	86,769
Amortization of intangible assets	950,624	904,315	834,575
Expected credit losses recognized on trade receivables	253,459	73,537	96,891
Write-down of inventories, included in cost of revenue	1,933,391
Impairment loss recognized on property, plant and equipment	4,244,688
Auditor’s remuneration	204,246	212,268	10,977
Employee benefits expenses (including directors’ remuneration):
- Salaries and allowances	3,375,361	3,877,068	3,104,038
- Pension scheme contribution	$ 264,116	$ 396,232	$ 412,822